Related Party Transactions (Details) - Schedule of Due to Related Parties - Unique Logistics International, Inc. [Member] - USD ($)		Aug. 31, 2023		May 31, 2023		May 31, 2022
Related Party Transaction [Line Items]
Due to related parties, gross		$ 9,301,310		$ 13,551,310		$ 699,276
Less: current portion		(301,310)		(4,801,310)		(301,308)
Due to related parties		9,000,000		8,750,000		397,968
Due to FTS [Member]
Related Party Transaction [Line Items]
Due to related parties, gross		801,310	[1]	801,310	[2]	602,618	[2]
Due to ULHK [Member]
Related Party Transaction [Line Items]
Due to related parties, gross		$ 8,500,000	[3]	12,750,000	[4]		[4]
Due to Employee One [Member]
Related Party Transaction [Line Items]
Due to related parties, gross	[5]					30,000
Due to Employee Two [Member]
Related Party Transaction [Line Items]
Due to related parties, gross	[6]					$ 66,658

[1]	Two Notes due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO:
[2]	Two Notes due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO:
[3]	Due to ULHK, the entity with over 10% investment in the Company.
[4]	Due to ULHK, the entity with over 10% investment in the Company.
[5]	On May 29, 2020, the Company entered into a $90,000 payable with an employee. The payment terms consist of thirty-six monthly non-interest-bearing payments of $2,500 from the date of closing. This Note is fully paid off as of May 31, 2023.
[6]	On May 29, 2020, the Company entered into a $200,000 payable with an employee. The payment terms consist of thirty-six monthly non-interest-bearing payments of $5,556 from the date of closing. This Note is fully paid off as of May 31, 2023.